SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 1,529	$ 1,443
Short-term borrowings from buyer	(2,255)	(1,585)	$ (800)
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment	1,050	1,050
Trade accounts receivable sold to buyer as security	1,391	1,355
Short-term borrowings from buyer	(650)	(650)		$ (800)
Overcollateralization	$ 741	$ 705